Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000028070 | Carpenter Technology Corp. - ABFR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028070 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028070 | Sterling Infrastructure, Inc. - ABFR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028070 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028070 | MACOM Technology Solutions Holdings, Inc. - ABFR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028070 | Lattice Semiconductor Corp. - ABFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | TTM Technologies, Inc. - ABFR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | BWX Technologies, Inc. - ABFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028070 | Granite Construction, Inc. - ABFR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028070 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028070 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028067 | Carpenter Technology Corp. - ABFR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028067 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028067 | Sterling Infrastructure, Inc. - ABFR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028067 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028067 | MACOM Technology Solutions Holdings, Inc. - ABFR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028067 | Lattice Semiconductor Corp. - ABFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | TTM Technologies, Inc. - ABFR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | BWX Technologies, Inc. - ABFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028067 | Granite Construction, Inc. - ABFR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028067 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028067 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028067 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028067 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028067 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028067 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028067 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028067 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028067 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028067 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028067 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028067 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028069 | Carpenter Technology Corp. - ABFR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028069 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028069 | Sterling Infrastructure, Inc. - ABFR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028069 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028069 | MACOM Technology Solutions Holdings, Inc. - ABFR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028069 | Lattice Semiconductor Corp. - ABFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | TTM Technologies, Inc. - ABFR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | BWX Technologies, Inc. - ABFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028069 | Granite Construction, Inc. - ABFR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028069 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028069 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028069 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028069 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028069 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028069 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028069 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028069 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028069 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028069 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028069 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028069 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000028073 | Carpenter Technology Corp. - ABFR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028073 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028073 | Sterling Infrastructure, Inc. - ABFR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028073 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028073 | MACOM Technology Solutions Holdings, Inc. - ABFR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028073 | Lattice Semiconductor Corp. - ABFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | TTM Technologies, Inc. - ABFR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | BWX Technologies, Inc. - ABFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028073 | Granite Construction, Inc. - ABFR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028073 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028073 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000028073 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000028073 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000028073 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028073 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028073 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028073 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028073 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028073 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000144785 | Carpenter Technology Corp. - ABFR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144785 | SiTime Corp. - ABFR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144785 | Sterling Infrastructure, Inc. - ABFR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144785 | Guardant Health, Inc. - ABFR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144785 | MACOM Technology Solutions Holdings, Inc. - ABFR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144785 | Lattice Semiconductor Corp. - ABFR_518415104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | TTM Technologies, Inc. - ABFR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Semtech Corp. - ABFR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | BWX Technologies, Inc. - ABFR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144785 | Granite Construction, Inc. - ABFR_387328107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144785 | Security Type Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000144785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000144785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000144785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000144785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000144785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000144785 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144785 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)